The Company and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of The Company And Liquidity [Abstract]
The Company and Liquidity
1. The Company and Liquidity
Nature of Business
Korro Bio, Inc. (the “Company”) is an RNA editing company focused on the discovery and development of novel genetic medicines. The Company was incorporated in September 2018 as RNABIO, Inc. and subsequently renamed in November 2018.
Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
Merger Agreement &
Pre-Closing
Financing
On July 14, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Frequency Therapeutics, Inc., a Delaware corporation (“Frequency”) and Frequency Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Frequency (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Korro Bio, Inc., with Korro Bio, Inc. surviving as a wholly owned subsidiary of Frequency (the “Merger”). In contemplation of the Merger, the Company also entered into a subscription agreement with certain parties to purchase shares of the Company’s common stock for an aggregate purchase price of approximately $117.3 million (the
“Pre-Closing
Financing”).
On November 3, 2023 (the “Closing Date”), following approval by the stockholders of the Company and Frequency, the
Pre-Closing
Financing closed immediately prior to consummation of the Merger.
Subject to the terms and conditions of the Merger Agreement, immediately prior to the Closing Date, each then outstanding share of the Company’s common stock (including common stock issued upon the conversion of the Company’s preferred stock but excluding the common stock issued in the Pre-Closing
Financing) converted into the right to receive 5,161,114 shares of Frequency’s common stock calculated in accordance with the Merger Agreement.
The Company’s
Pre-Closing
Financing was contingent on and occurred prior to the closing of the Merger, subject to customary closing conditions. Shares of the Company’s common stock issued pursuant to the Pre-Closing Financing
were converted into the right to receive 2,077,864 shares of Frequency common stock calculated in accordance with Merger Agreement immediately prior to closing.
The Merger will be accounted for as a reverse recapitalization with the Company being the accounting acquirer and Frequency as the acquired company for accounting purposes.

Going Concern
Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic
205-40,
Presentation of Financial Statements—Going Concern
, an entity is required to assess whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.
As of September 30, 2023, the Company had cash, cash equivalents and short-term investments of $46.1 million. On November 3, 2023, the Company issued additional shares of common stock in the
Pre-Closing
Financing for aggregate proceeds of $117.3 million and the Company received $26.9 million from the Merger. The Company expects that its cash and cash equivalents outstanding as of September 30, 2023, together with the proceeds from the sale of shares of common stock issued in the
Pre-Closing
Financing and the Merger on November 3, 2023, will be sufficient to fund its obligations for at least 12 months from the date of issuance of these condensed consolidated financial statements.

1. The Company and Liquidity
Nature of Business
Korro Bio, Inc. (the “Company”) is an RNA editing company focused on the discovery and development of novel genetic medicines. The Company was incorporated in September 2018 as RNABIO, Inc. and subsequently renamed in November 2018.
Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
Going Concern
Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic
205-40,
Presentation of Financial Statements-Going Concern
, an entity is required to assess whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.
The Company has been financed from its inception through December 31, 2022 primarily through $15.9 million of net cash proceeds received from the sale of Series Seed convertible preferred stock (the “Series Seed Preferred Stock”), $91.2 million of net cash proceeds received from the sale of Series A convertible preferred stock (the “Series A Preferred Stock”), $57.7 million of net cash proceeds received from the sale of Series
B-1
convertible preferred stock (the “Series
B-1
Preferred Stock”) and $12.5 million of net cash proceeds received from the sale of Series
B-2
convertible preferred stock (the “Series
B-2
Preferred Stock”). As outlined further within Note 16, “Subsequent Events”, the Company also received $45.5 million of net cash proceeds in March 2023 from the sale of additional shares of Series
B-2
Preferred Stock.
The Company is not currently generating revenue, expects to continue incurring significant operating losses and negative operating cash flows for the foreseeable future and has no currently available sources of financing. As such, the Company will require additional financing. However, if the Company is unable to obtain additional financing, the Company would be forced to delay, reduce or eliminate its research and development programs and/or relinquish valuable rights to its technology and product candidates. There is no assurance that the Company will be successful in obtaining sufficient financing on acceptable terms to continue funding its operations.
Based upon the above considerations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year from July 27, 2023, the date these consolidated financial statements were issued.